EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
EQUITY (Tables) [Line Items]
Schedule of movement of authorized shares [Text Block]
		Expired shares
	Opening	intended for compensation plans		Closing
Nro. Of shares	balance	and others		balance
From July 1 to December 31, 2018	608,374,525	(1,500,000)	(*)	606,874,525
From July 1 to December 31, 2019	606,874,525	(466,832)		606,407,693

Schedule of movement of fully paid shares [Text Block]
		Movement
		value	Cost of issuance
		of shares	and placement	Paid- in
	N° of	(1)	of shares (2)	Capital
	shares	ThUS$	ThUS$	ThUS$
Paid shares as of January 1, 2018	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2018 period	-	-	-	-
Paid shares as of December 31, 2018	606,407,693	3,160,718	(14,453)	3,146,265
Paid shares as of January 1, 2019	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2019 period	-	-	-	-
Paid shares as of December 31, 2019	606,407,693	3,160,718	(14,453)	3,146,265

Disclosure of reserves within equity [text block]
		Stock
	Opening	option	Closing
Periods	balance	plan	balance
	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2017	38,538	943	39,481
From January 1 to December 31, 2018	39,481	(1,607)	37,874
From January 1 to December 31, 2019	37,874	(1,585)	36,289

Schedule of balance of other sundry reserves
	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$
Higher value for TAM S.A. share exchange (1)	2,665,692	2,665,692	2,665,692
Reserve for the adjustment to the value of fixed assets (2)	2,620	2,620	2,620
Transactions with non-controlling interest (3)	(210,048)	(25,913)	(25,911)
Others	(5,795)	(3,483)	(2,621)
Total	2,452,469	2,638,916	2,639,780

Schedule of movement of reserves with effect in other comprehensive income
	Currency	Cash flow	Actuarial gain
	translation	hedging	or loss on defined
	reserve	reserve	benefit plans reserve	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2017	(2,086,555)	1,506	(12,900)	(2,097,949)
Increase (decrease) by application of new accounting standards	215,299	-	-	215,299
Initial balance Restated	(1,871,256)	1,506	(12,900)	(1,882,650)

Derivatives valuation gains (losses)	-	18,436	-	18,436
Deferred tax	-	(1,802)	-	(1,802)
Actuarial reserves by employee benefit plans	-	-	2,758	2,758
Deferred tax actuarial IAS by employee benefit plans	-	-	(784)	(784)
Translation difference subsidiaries	(54,458)	-	-	(54,458)
Closing balance as of December 31, 2017 Restated	(1,925,714)	18,140	(10,926)	(1,918,500)

Opening balance as of January 1, 2018 Restated	(1,925,714)	18,140	(10,926)	(1,918,500)
Derivatives valuation gains (losses)	-	(26,899)	-	(26,899)
Deferred tax	-	(574)	-	(574)
Actuarial reserves by employee benefit plans	-	-	(5,818)	(5,818)
Deferred tax actuarial IAS by employee benefit plans	-	-	1,566	1,566
Translation difference subsidiaries	(730,930)	-	-	(730,930)
Closing balance as of December 31, 2018	(2,656,644)	(9,333)	(15,178)	(2,681,155)

Opening balance as of January 1, 2019	(2,656,644)	(9,333)	(15,178)	(2,681,155)
Derivatives valuation gains (losses)	-	65,880	-	65,880
Deferred tax	-	345	-	345
Actuarial reserves by employee benefit plans	-	-	(10,635)	(10,635)
Deferred tax actuarial IAS by employee benefit plans	-	-	2,873	2,873
Translation difference subsidiaries	(233,643)	-	-	(233,643)
Closing balance as of December 31, 2019	(2,890,287)	56,892	(22,940)	(2,856,335)

Schedule of movement of retained earnings
		Increase			Other
		(decrease) by	Result		increase
	Opening	new standards	for the		(decreases)	Closing
Periods	balance	(1)	period	Dividends	(1) (2)	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2017 (Restated)	366,404	(460,173)	108,896	(46,591)	-	(31,464)
From January 1 to December 31, 2018 (Restated)	(31,464)	(9,548)	309,811	(54,580)	4,752	218,971
From January 1 to December 31, 2019	218,971	-	190,430	(57,129)	-	352,272

Disclosure of Intangible And Tangible Assets
Items	ThUS$

Property, plant and equipment	4,573
Intangible assets other than goodwill	69
Goodwill	335
Deferred incomes	(377)
Other non-financial assets	152
Total Adjust accumulated results	4,752

Schedule of dividends
	Minimum mandatory	Minimum mandatory
	dividend	dividend
Description of dividend	2019	2018

Date of dividend	12-31-2019	12-31-2018
Amount of the dividend (ThUS$)	57,129	54,580
Number of shares among which the dividend is distributed	606,407,693	606,407,693
Dividend per share (US$)	0.0942	0.0900

Other Sundry Reserves [Member]
EQUITY (Tables) [Line Items]
Schedule of balance of other sundry reserves
	Opening	Transactions with	Legal	Closing
Periods	balance	minorities	reserves	balance
	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2017	2,640,281	-	(501)	2,639,780
From January 1 to December 31, 2018	2,639,780	-	(864)	2,638,916
From January 1 to December 31, 2019	2,638,916	(184,135)	(2,312)	2,452,469